INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 88,615	$ 89,497
Classes of intangible Assets, Gross	173,426	159,025
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(84,811)	(69,528)
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	26,747	26,370
Classes of intangible Assets, Gross	81,907	72,008
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(55,160)	(45,638)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,697	5,689
Classes of intangible Assets, Gross	5,697	5,689
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	47,144	50,982
Classes of intangible Assets, Gross	72,685	71,275
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(25,541)	(20,293)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	9,027	6,456
Classes of intangible Assets, Gross	13,137	10,053
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (4,110)	$ (3,597)